Financial risk management - Effects of hedge accounting on financial position and performance for each type of hedge (Details) £ in Millions	12 Months Ended
	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 GBP (£)
Foreign currency and interest rate risk | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(1,751,000,000)	(1,707,000,000)
Balance of fair value hedge adjustments in borrowings, Continuing hedges	£ (31)	£ 11
Balance of fair value hedge adjustments in borrowings, Discontinued hedges	(95)	(117)
Change in value used for calculating ineffectiveness, Hedged item	(42)	15
Change in value used for calculating ineffectiveness, Hedging instrument	48	(10)
Hedge ineffectiveness	£ 6	£ 5
Foreign currency and interest rate risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(4,127,000,000)	(3,804,000,000)
Balance in cash flow hedge reserve, Continuing hedges	£ (69)	£ (17)
Balance in cash flow hedge reserve, Discontinued hedges	(22)	51
Change in value used for calculating ineffectiveness, Hedged item	142	206
Change in value used for calculating ineffectiveness, Hedging instrument	(143)	(206)
Hedge ineffectiveness	£ (1)	£ 0
Currency risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(794,000,000)	(697,000,000)
Balance in cash flow hedge reserve, Continuing hedges	£ 8	£ 45
Balance in cash flow hedge reserve, Discontinued hedges	0	0
Change in value used for calculating ineffectiveness, Hedged item	17	12
Change in value used for calculating ineffectiveness, Hedging instrument	(17)	(12)
Hedge ineffectiveness	£ 0	£ 0
Currency risk | Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(3,064,000,000)	(2,974,000,000)
Balance in translation reserve, Continuing hedges	£ 45	£ (329)
Balance in translation reserve, Discontinued hedges	(2,871)	(2,502)
Change in value used for calculating ineffectiveness, Hedged item	(6)	550
Change in value used for calculating ineffectiveness, Hedging instrument	6	(550)
Hedge ineffectiveness	0	0
Borrowings | Foreign currency and interest rate risk | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	1,883	1,810
Current liabilities | Borrowings | Foreign currency and interest rate risk | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	72	202
Non-current liabilities | Borrowings | Foreign currency and interest rate risk | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	£ 1,811	1,608
Impacted by Interest Rate Benchmark Reform amendments | Foreign currency and interest rate risk | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(1,675,000,000)
Impacted by Interest Rate Benchmark Reform amendments | Foreign currency and interest rate risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(176,000,000)
Impacted by Interest Rate Benchmark Reform amendments | Currency risk | Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	0
Change in presentation of spot foreign exchange rate movements on derivatives designated as cash flow hedges of foreign currency risk and interest rates | Foreign currency and interest rate risk | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Change in value used for calculating ineffectiveness, Hedged item		4
Change in value used for calculating ineffectiveness, Hedging instrument		(4)
Change in presentation of spot foreign exchange rate movements on derivatives designated as cash flow hedges of foreign currency risk and interest rates | Foreign currency and interest rate risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Change in value used for calculating ineffectiveness, Hedged item		167
Change in value used for calculating ineffectiveness, Hedging instrument		£ (167)